EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2015
Investments In Affiliates Subsidiaries Associates And Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 12: EQUITY METHOD INVESTMENTS

The Group has investments that are accounted for using the equity method of accounting. The summarized financial information below represents an aggregation of the Group's non-subsidiary investees.

	2013	2014	2015
	Continuing Operations	Continuing Operations
	(EUR in millions)
Equity method investments	72	80	36
Revenue	115	150	80
Gross profit	42	49	17
Net earnings /(loss)	(4)	(3)	9
Group’s equity in net earnings	2	8	4
Dividends received by the Group	25	2	1
Balance Sheet data as at December 31
Current assets	436	102	68
Non-current assets	231	236	70
Current liabilities	370	29	14
Non-current liabilities	192	204	58
Net assets	105	105	66
Group’s equity in net assets	40	45	37

On January 4, 2016 the Group completed the disposal of the 60% shareholding in UBB AIG Insurance Company A.D. to Bulstrad A.D. for the amount of EUR 2 million.